Expense Example, No Redemption - Class C	Delaware Ivy Government Securities Fund Expense Example, No Redemption, 1 Year	Delaware Ivy Government Securities Fund Expense Example, No Redemption, 3 Years	Delaware Ivy Government Securities Fund Expense Example, No Redemption, 5 Years	Delaware Ivy Government Securities Fund Expense Example, No Redemption, 10 Years	Delaware Ivy Multi-Asset Income Fund Expense Example, No Redemption, 1 Year	Delaware Ivy Multi-Asset Income Fund Expense Example, No Redemption, 3 Years	Delaware Ivy Multi-Asset Income Fund Expense Example, No Redemption, 5 Years	Delaware Ivy Multi-Asset Income Fund Expense Example, No Redemption, 10 Years	Delaware Ivy Total Return Bond Fund Expense Example, No Redemption, 1 Year	Delaware Ivy Total Return Bond Fund Expense Example, No Redemption, 3 Years	Delaware Ivy Total Return Bond Fund Expense Example, No Redemption, 5 Years	Delaware Ivy Total Return Bond Fund Expense Example, No Redemption, 10 Years
USD ($)	166	562	984	2,161	178	626	1,101	2,413	198	859	1,545	3,374